SCHEDULE OF CARRYING VALUE OF GOODWILL (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Indefinite-Lived Intangible Assets [Line Items]
Impairment		$ (15,669,287)		$ (15,669,287)	$ (20,364,001)
Net carrying value, as of December 31, 2023	20,381,882		20,381,882		6,516,915
Trucking [Member] | Operating Segments [Member]
Indefinite-Lived Intangible Assets [Line Items]
Gross goodwill, beginning balance
Goodwill recognized			13,864,967
Gross goodwill, ending balance	13,864,967		13,864,967
Accumulated impairment, beginning balance
Impairment
Accumulated impairment, ending balance
Net carrying value, as of December 31, 2023	13,864,967		13,864,967
Digester [Member] | Operating Segments [Member]
Indefinite-Lived Intangible Assets [Line Items]
Gross goodwill, beginning balance			26,880,916
Goodwill recognized				22,319,908	26,880,916
Gross goodwill, ending balance	26,880,916	22,319,908	26,880,916	22,319,908	26,880,916
Accumulated impairment, beginning balance			(20,364,001)
Impairment				(15,669,287)	(20,364,001)
Accumulated impairment, ending balance	(20,364,001)	(15,669,287)	(20,364,001)	(15,669,287)	(20,364,001)
Net carrying value, as of December 31, 2023	$ 6,516,915	$ 6,650,621	$ 6,516,915	$ 6,650,621	$ 6,516,915